OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Other Comprehensive (Loss) Income

Year ended December 31 (millions of dollars)	2024	2023
Loss on cash flow hedges (interest-rate swap agreements) (Notes 5, 17)	(4)	(5)
Loss on transfer of other post-employment benefits (OPEB)	—	(9)
Other	(5)	—
	(9)	(14)